Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Materials Portfolio
March 31, 2025
VMATP-NPRT1-0525
1.856923.117
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 2.8%
Materials - 2.8%
Metals & Mining - 2.8%
Wheaton Precious Metals Corp	22,000	1,707,196
CANADA - 7.3%
Materials - 7.3%
Chemicals - 1.3%
Nutrien Ltd (United States) (a)	16,000	794,720
Metals & Mining - 5.8%
Agnico Eagle Mines Ltd/CA	11,000	1,191,766
Alamos Gold Inc Class A	26,400	705,382
Altius Minerals Corp	21,100	363,042
Metalla Royalty & Streaming Ltd (b)	49,500	143,094
Orla Mining Ltd (b)	31,300	292,326
Teck Resources Ltd Class B (United States)	25,100	914,393
		3,610,003
Paper & Forest Products - 0.2%
Interfor Corp (b)	9,900	102,849
TOTAL CANADA		4,507,572
CONGO DEMOCRATIC REPUBLIC OF - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Ivanhoe Mine Ltd Class A (b)	104,200	884,837
GERMANY - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Orion SA	12,300	159,038
UNITED STATES - 84.2%
Materials - 84.2%
Chemicals - 54.1%
Air Products and Chemicals Inc	12,488	3,682,961
Axalta Coating Systems Ltd (b)	60,000	1,990,200
Balchem Corp	11,400	1,892,400
Cabot Corp	10,800	897,912
CF Industries Holdings Inc	1,900	148,485
Chemours Co/The	74,800	1,012,044
Corteva Inc	43,200	2,718,576
DuPont de Nemours Inc	5,800	433,144
Ecolab Inc	21,500	5,450,680
Element Solutions Inc	67,300	1,521,653
Linde PLC	24,200	11,268,489
Mosaic Co/The	48,000	1,296,480
Sherwin-Williams Co/The	3,600	1,257,084
		33,570,108
Construction Materials - 8.6%
CRH PLC	23,000	2,023,310
Martin Marietta Materials Inc	3,526	1,685,886
Vulcan Materials Co	7,000	1,633,100
		5,342,296
Containers & Packaging - 12.2%
AptarGroup Inc	15,700	2,329,566
Avery Dennison Corp	5,300	943,241
Crown Holdings Inc	8,700	776,562
Greif Inc Class A	3,300	181,467
International Paper Co	49,700	2,651,495
Smurfit WestRock PLC	15,300	689,418
		7,571,749
Metals & Mining - 9.3%
Alcoa Corp	7,500	228,750
ATI Inc (b)	21,400	1,113,442
Commercial Metals Co	10,200	469,302
Freeport-McMoRan Inc	5,840	221,102
Hecla Mining Co	73,600	409,216
Newmont Corp	8,900	429,692
Nucor Corp	14,500	1,744,930
Steel Dynamics Inc	9,100	1,138,228
		5,754,662
TOTAL UNITED STATES		52,238,815
ZAMBIA - 2.7%
Materials - 2.7%
Metals & Mining - 2.7%
First Quantum Minerals Ltd (b)	122,320	1,644,760
TOTAL COMMON STOCKS (Cost $51,876,883)		61,142,218

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	930,274	930,460
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	763,549	763,625
TOTAL MONEY MARKET FUNDS (Cost $1,694,085)			1,694,085

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $53,570,968)	62,836,303
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(803,046)
NET ASSETS - 100.0%	62,033,257

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	341,485	5,178,312	4,589,337	5,780	-	-	930,460	930,274	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,987,429	8,223,804	59	-	-	763,625	763,549	0.0%
Total	341,485	14,165,741	12,813,141	5,839	-	-	1,694,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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